Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

INSTITUTIONAL SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--62.7%
	Alabama--2.5%
$1,855,000	Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,046,176
2,000,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.00%, 6/1/2003	A+/A1		2,004,280
2,300,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,338,433
3,045,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,160,588
935,000	Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		961,077
975,000	Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,032,788
1,025,000	Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,113,827
1,075,000	Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,191,283
325,000	Huntsville, AL, Health Care Authority, Revenue Bonds, 4.00% (Huntsville Hospital System), 6/1/2003	NR/A2		326,242
2,600,000	Mobile, AL, IDB, (1994 Series A), 3.20% TOBs (International Paper Co.), Optional Tender 6/1/2003	BBB/Baa2		2,600,858
3,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds (1993 Series B), 3.50% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		3,014,220
1,000,000	Selma, AL, IDB, Revenue Bonds (Series A), 3.50% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		1,004,740

	TOTAL			20,794,512

	Alaska--1.6%
1,000,000	Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA INS), 6/1/2006	AAA/Aaa		1,095,710
10,000,000	Valdez, AK, Marine Terminal, (Series1994B), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		10,037,300
2,000,000	Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2003	A-/A3		2,002,920

	TOTAL			13,135,930

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Arizona--1.2%
$2,500,000	Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		$2,500,800
1,000,000	Maricopa County, AZ Pollution Control Corp., Refunding PCR Bonds (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,018,140
1,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,029,830
2,500,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,573,250
1,000,000	Yavapai, AZ, IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,001,800
2,000,000	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Ba1		2,009,860

	TOTAL			10,133,680

	Arkansas--0.7%
1,000,000	Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds, (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,105,780
1,000,000	Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		1,002,090
2,500,000	Fayetteville, AR, Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,620,400
720,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A/NR		723,744
310,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		319,836

	TOTAL			5,771,850

	California--4.8%
1,000,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,072,070
10,000,000	California State, (Series B), 2.50% RANs, 6/27/2003	SP-2/MIG-2		10,018,839
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	California--continued
$5,000,000	California State, GO Tax Exempt Notes, 1.40% CP, Mandatory Tender 4/10/2003	A-2/F-1+		$5,000,000
4,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		4,130,120
1,000,000	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,019,570
1,700,000	Golden State Tobacco Securitization Corp., CA, (Series A-2), 06/01/2042	A/A1		1,700,000
7,000,000	Golden State Tobacco Securitization Corp., CA, (Series A-4), 06/01/2042	A/A1		7,000,000
2,500,000	Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2005	NR/A2		2,620,850
1,000,000	Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2006	NR/A2		1,057,260
3,405,000	Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		3,422,331
600,000	Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		603,054
1,320,000	Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,342,678

	TOTAL			38,986,772

	Colorado--1.1%
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA/Aa2		1,009,850
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,031,310
2,000,000	Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,029,060
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Colorado--continued
$1,670,000	Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		$1,700,043
3,000,000	Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,001,920

	TOTAL			8,772,183

	Connecticut--0.2%
1,500,000	Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/Aa3		1,583,670

	Delaware--0.5%
4,000,000	Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,319,160

	District of Columbia--0.2%
1,365,000	District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,474,186

	Florida--1.9%
1,500,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,522,320
1,400,000	Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,389,010
1,960,000	Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,958,510
3,000,000	Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A-/A3		3,066,480
500,000	Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		520,290
1,145,000	Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,220,719
750,000	Martin County, FL, Health Facilities Authority, Revenue Bonds (Series 2002A), 3.10% (Martin Memorial Medical Center), 11/15/2003	BBB+/NR		754,380
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Florida--continued
$1,245,000	Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		$1,378,539
1,525,000	Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A/NR		1,557,925
915,000	Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		920,270
795,000	Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		795,469

	TOTAL			15,083,912

	Georgia--3.1%
1,365,000	Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		1,437,249
10,000,000	Burke County, GA Development Authority, (Georgia Power Co.), (Series 1994), 35-Day Auction Rate Notes	A/A2		10,000,000
1,720,000	De Kalb County, GA, 5.50%, 1/1/2004	AA+/Aaa		1,760,712
3,390,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,392,678
6,300,000	East Point, GA, 2.75% TANs, 12/31/2003	NR		6,346,742
1,750,000	Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,941,415

	TOTAL			24,878,796

	Hawaii--0.1%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	BBB+/Baa1		1,008,970

	Idaho--0.4%
3,000,000	Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC), Mandatory Tender 3/27/2006	NR/A1		3,052,260

	Illinois--3.3%
2,975,000	Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		3,049,405
4,000,000	Chicago, IL, Gas Supply Revenue (Series B), 1.40% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 6/26/2003	A-2/VMIG-1		4,000,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Illinois--continued
$15,000,000	Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series B), (MBIA INS) Weekly Auction Rate Notes	AAA/Aaa		$15,000,000
800,000	Illinois Development Finance Authority, Revenue Notes (Series 2002A), 2.50% RANs (Dominican University), 7/24/2003	SP-1		802,336
1,200,000	Illinois Development Finance Authority, Revenue Notes (Series 2002D), 2.50% RANs (National University Health Services)/(American National Bank & Trust LOC), 7/24/2003	SP-1		1,203,504
920,000	Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		933,653
2,000,000	Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas SA LOC), 2/1/2004	AA-/NR		2,046,780

	TOTAL			27,035,678

	Indiana--1.5%
2,320,000	Indiana Development Finance Authority, PCR Refunding Bonds (Series B), 2.50% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 4/30/2003	BBB+/Baa1		2,319,907
5,000,000	Indiana Development Finance Authority, PCR Refunding Bonds (Series B), 2.50% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 4/30/2003	BBB+/Baa1		4,999,800
1,500,000	Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		1,504,440
1,140,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,162,971
400,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		406,128
845,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		918,921
1,100,000	Noblesville, IN Redevelopment Authority, 1.50%, 9/15/2003	NR		1,099,747

	TOTAL			12,411,914

	Iowa--0.4%
1,260,000	Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		1,298,367
1,850,000	Iowa Higher Education Loan Authority, RANs (Series 2002C), 3.25% (Coe College), 5/23/2003	SP-1		1,854,551

	TOTAL			3,152,918

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Kansas--0.8%
$3,000,000	Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		$3,101,070
120,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		123,340
125,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		132,216
1,250,000	Johnson County, KS, Unified School District No. 233, Refunding UT GO Bond, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,294,625
1,082,000	La Cygne, KS, Environmental Improvement Revenue Refunding Bonds (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,104,365
350,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		377,465
250,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		269,835

	TOTAL			6,402,916

	Kentucky--0.2%
340,000	Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA/Aa2		343,604
1,645,000	Kentucky Infrastructure Authority, Revenue Bonds (Series 2001A), 4.00%, 6/1/2003	AA-/Aa3		1,652,995

	TOTAL			1,996,599

	Louisiana--1.2%
500,000	Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		537,185
2,000,000	Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 4.00% (Radian Asset Assurance INS), 12/15/2003	AA/NR		2,034,140
5,000,000	St. Charles Parish, LA, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,091,200
1,800,000	West Feliciana Parish, LA, PCR Bonds, 7.70% (Entergy Gulf States, Inc.), 12/1/2014, Callable 6/1/2003 @102	BB+/Ba1		1,841,724

	TOTAL			9,504,249

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Maryland--0.5%
$2,700,000	Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		$2,841,318
1,000,000	Maryland Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,015,900

	TOTAL			3,857,218

	Massachusetts--2.3%
3,250,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,441,880
400,000	Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		429,024
605,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		621,287
750,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2003	BBB/Baa2		750,855
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		1,018,750
3,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		3,136,170
2,000,000	Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,086,580
7,000,000	Nashoba, MA Regional School District, 3.00% BANs, 12/4/2003	NR		7,088,900

	TOTAL			18,573,446

	Michigan--2.9%
2,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,714,875
11,025,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AA/A1		11,339,654
2,000,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,120,600
505,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 3.00% (Henry Ford Health System, MI), 3/1/2004	A-/A1		510,828
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		$1,053,450
1,130,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,210,049
250,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		255,040
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	NR/Baa1		926,554
900,000	Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		914,571
2,000,000	University of Michigan, Revenue Refunding Bonds, 5.00%, 4/1/2006	AA+/Aaa		2,188,860

	TOTAL			23,234,481

	Minnesota--0.2%
1,400,000	Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,498,756

	Missouri--3.6%
895,000	Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		935,570
1,560,000	Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,615,240
705,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		706,889
9,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 35-Day Auction Rate Notes	BBB+/A2		9,000,000
5,500,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), Weekly Auction Rate Notes	BBB+/A2		5,500,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Missouri--continued
$5,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), Weekly Auction Rate Notes	BBB+/A2		$5,000,000
1,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), Weekly Auction Rate Notes	BBB+/A2		1,000,000
2,000,000	Missouri State HEFA, Educational Facilities Revenue Bonds (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		2,009,800
3,100,000	Missouri State HEFA, Revenue Anticipation Notes (Series 2002G), 2.75% RANs (Stephens College)/ (Comerica Bank LOC), 4/18/2003	SP-1		3,101,891
800,000	Osage Beach, MO, Combined Waterworks and System Revenue Bonds (Series 2002), 4.00%, 12/1/2003	NR		801,448

	TOTAL			29,670,838

	Nebraska--0.4%
2,500,000	Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG-1		2,538,050
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,059,440

	TOTAL			3,597,490

	Nevada--0.7%
2,000,000	Clark County, NV, School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		2,090,400
3,500,000	Clark County, NV, IRDBs (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		3,504,305

	TOTAL			5,594,705

	New Hampshire--0.2%
1,790,000	New Hampshire Higher Educational & Health Facilities Authority, (Series 2002D), 3.25% RANs (RiverWoods Co. at Exeter)/(Citizens Bank of Massachusetts LOC), 5/2/2003	SP-1+/MIG-1		1,792,882

	New Jersey--2.4%
3,000,000	Asbury Park, NJ, 2.80% TANs, 4/24/2003	NR		3,002,610
4,000,000	Bayonne, NJ, 2.75% TANs, 7/29/2003	NR		4,022,720
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	New Jersey--continued
$2,500,000	Bayonne, NJ, 3.00% BANs, 7/11/2003	NR		$2,513,625
2,500,000	Essex County, NJ Utilities Authority, 3.00% BANs (Essex County, NJ GTD), 11/25/2003	MIG-2/BBB		2,515,575
1,710,000	Keansburg, NJ, 3.00% BANs, 10/23/2003	NR		1,726,502
2,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 3.00% (Stevens Institute of Technology), 7/1/2003	A-/Baa1		2,006,940
1,275,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa1		1,310,687
750,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa1		781,560
1,548,400	South Amboy, NJ, 3.00% BANs, 8/7/2003	NR		1,558,945

	TOTAL			19,439,164

	New Mexico--0.5%
2,800,000	Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,932,468
1,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,012,930

	TOTAL			3,945,398

	New York--3.8%
1,455,000	Dutchess County, NY, IDA, Revenue Bonds, 1.80% (Marist College), 7/1/2003	NR/Baa1		1,456,804
1,000,000	Dutchess County, NY, IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		1,011,010
1,115,000	Dutchess County, NY, IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,128,313
2,175,000	Dutchess County, NY, IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,204,776
5,740,000	Mt. Vernon, NY City School District, 2.625% TANs, 8/28/2003	NR		5,764,510
500,000	Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore Health System Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR		500,855
3,000,000	New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,202,530
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	New York--continued
$1,015,000	New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		$1,016,807
6,650,000	Niagara Falls, NY, City School District, 2.50% RANs, 10/10/2003	NR		6,680,590
7,500,000	Yonkers, NY, 2.75% RANs, 6/13/2003	NR		7,525,200

	TOTAL			30,491,395

	North Carolina--0.1%
1,000,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,050,510

	Ohio--3.9%
1,085,000	Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,128,031
500,000	Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services) Mandatory Tender 7/1/2006	BBB/NR		499,790
1,240,000	Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	NR/A1		1,245,704
1,020,000	Franklin County, OH, IDA, Revenue Bonds, 1.40% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 9/1/2003	NR		1,020,031
2,369,415	Garfield Heights, OH, 3.07% BANs, 7/24/2003	NR		2,383,110
5,300,000	Jefferson County, OH, (Series 1), 2.70% BANs, 11/13/2003	NR		5,345,739
900,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA/NR		904,293
3,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,152,640
2,100,000	Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,102,184
1,625,000	Nelsonville, OH, 1.80% BANs, 3/4/2004	NR		1,630,915
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Ohio--continued
$1,000,000	Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2003	BBB-/Baa3		$1,004,950
2,000,000	Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		2,005,240
4,000,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.60% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2003	BBB/Baa1		4,010,960
2,000,000	Ohio State Water Development Authority PCR Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,993,780
1,000,000	Ohio State Water Development Authority PCR Bonds, (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,010,550
2,000,000	Ohio State Water Development Authority, PCR Bonds, (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		1,996,820
500,000	Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		500,090

	TOTAL			31,934,827

	Oklahoma--0.5%
2,000,000	Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,012,460
2,000,000	Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,079,760

	TOTAL			4,092,220

	Oregon--0.4%
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,036,490
1,025,000	Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA INS), 1/1/2004	AAA/Aaa		1,039,842
1,050,000	Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA INS), 1/1/2005	AAA/Aaa		1,079,390

	TOTAL			3,155,722

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Pennsylvania--3.9%
$1,600,000	Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		$1,630,688
2,205,000	Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,316,198
2,400,000	Fayette County, PA, 2.05% TRANs, 12/31/2003	NR		2,403,936
4,000,000	Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,168,760
3,385,000	Northampton County, PA, IDA, 1.30% CP (American Water Capital Corp.), Mandatory Tender 4/7/2003	BBB+/Baa1		3,385,000
325,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		328,042
400,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		405,636
3,500,000	Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.35% TOBs 7/1/2003	AAA/Aaa		3,507,700
1,235,000	Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 5.25% (Marywood University)/(MBIA INS), 6/1/2003	AAA/Aaa		1,243,522
3,900,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2003	NR/Aa3		3,934,905
1,750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,839,478
1,000,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,019,340
320,000	Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		334,246
2,000,000	Sto Rox, PA, School District, 3.00% TRANs, 6/30/2003	NR		2,006,820
655,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 3.50% (Monongahela Valley Hospital), 6/1/2003	NR/A3		657,037
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Pennsylvania--continued
$690,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		$707,567
600,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		627,492
755,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		804,128

	TOTAL			31,320,495

	Rhode Island--1.7%
6,500,000	Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		6,519,240
5,000,000	Pawtucket, RI, Public Buildings Authority, 2.75% BANs, 7/1/2003	NR		5,017,300
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.00% (Lifespan Obligated Group), 8/15/2003	BBB/Baa2		1,006,560
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,025,490

	TOTAL			13,568,590

	South Carolina--0.7%
2,000,000	Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,055,860
2,000,000	Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,059,680
1,100,000	South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,202,971

	TOTAL			5,318,511

	South Dakota--0.5%
2,880,000	South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		3,020,918
500,000	South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		524,465
555,000	South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/ (AMBAC INS), 7/1/2004	AAA/Aaa		572,494

	TOTAL			4,117,877

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Tennessee--1.7%
$740,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		$741,510
710,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		722,226
1,760,000	Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,803,912
640,000	Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		650,515
290,000	Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		298,839
3,690,000	Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,980,255
3,000,000	Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2004 PRF	AAA/#Aaa		3,333,420
1,000,000	Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,038,830
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2003	BBB+/NR		608,844
400,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		415,764
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		640,356

	TOTAL			14,234,471

	Texas--2.2%
1,500,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		1,480,305
1,000,000	Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.80% TOBs (TXU Energy), Mandatory Tender 4/1/2003	BBB/Baa2		1,000,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Texas--continued
$350,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		$353,413
915,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		936,457
1,000,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,058,420
1,000,000	Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		1,044,720
1,000,000	Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,060,080
1,500,000	Lewisville, TX, TANs (Series 2001), 4.00%, 2/15/2004	NR		1,528,005
3,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB/Baa2		3,003,720
1,750,000	North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		1,876,228
750,000	Socorro, TX, ISD, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		778,020
1,000,000	Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		1,015,340
1,205,000	Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA INS), 11/1/2004	NR/Aaa		1,256,357
1,000,000	University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,113,210

	TOTAL			17,504,275

	Utah--2.0%
1,000,000	Box Elder County, UT, IDA, (Series 2003), 1.65% TOBs (Nucor Corp.), Optional Tender 9/1/2003	A-1/VM1G-1		1,000,300
3,300,000	Box Elder County, UT, PCR Bonds, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	A-1/VM1G-1		3,349,962
6,000,000	Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2006	AAA/Aaa		6,600,300
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Utah--continued
$1,000,000	Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2007	AAA/Aaa		$1,109,330
2,180,000	Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,255,101
1,500,000	Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,595,430

	TOTAL			15,910,423

	Virginia--0.5%
1,000,000	Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,040,500
3,000,000	Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	BBB+/A3		3,041,460

	TOTAL			4,081,960

	Washington--0.4%
3,000,000	Washington State, Various Purpose Refunding UT GO Bonds (Series 2002R), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		3,137,910

	Wisconsin--0.6%
2,000,000	Pleasant Prairie, WI, Water & Sewer System, Bond Anticipation Notes, 4.00%, 10/1/2007	NR/A3		2,086,620
1,000,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+/NR		1,013,610
1,150,000	Wisconsin State HEFA, Refunding Revenue Bonds, 4.00% (Wheaton Franciscan Services), 8/15/2003	A/A2		1,160,902
150,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		151,284
120,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		124,532
130,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		137,840

	TOTAL			4,674,788

	Wyoming--0.4%
3,350,000	Albany County, WY, PCR Bonds (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		3,354,623

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $424,011,236)			508,653,130

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--35.9%
	Alabama--1.9%
$4,000,000	Columbia, AL, IDB, PCR (1995 Series C) Daily VRDNs (Alabama Power Co.)	A/A2		$4,000,000
3,500,000	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000	Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	AA-/NR		8,000,000

	TOTAL			15,500,000

	Arizona--0.9%
4,000,000	Apache County, AZ, IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	AA-/Aa2		4,000,000
1,450,000	Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A/NR		1,450,000
1,450,000	Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A/NR		1,450,000

	TOTAL			6,900,000

	California--3.3%
27,000,000	Riverside County, CA, Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/ (Commerzbank AG, Frankfurt LOC)	NR/A2		27,000,000

	District of Columbia--0.2%
2,000,000	District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/Aa2		2,000,000

	Florida--0.4%
2,000,000	Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A/A2		2,000,000
1,225,000	Orange County, FL Educational Facilities Authority, (Series 2001) Daily VRDNs (Rollins College)/(Bank of America N.A. LOC)	NR/Aa1		1,225,000

	TOTAL			3,225,000

	Georgia--3.3%
8,500,000	Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ)	AAA/Aaa		8,500,000
850,000	Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		850,000
Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Georgia--continued
$1,205,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/Aaa		$1,205,000
8,000,000	Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A+/NR		8,000,000
8,075,000	Macon-Bibb County, GA Hospital Authority (Series 2000) Daily VRDNS (Central Georgia Seniro Health Inc.)/(Sun Trust Bank LOC)	A+/NR		8,075,000

	TOTAL			26,630,000

	Idaho--0.3%
2,500,000	Boise City, ID Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	BBB+/NR		2,500,000

	Illinois--0.5%
4,000,000	Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A+/NR		4,000,000

	Indiana--4.2%
34,450,000	Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	AA/Aa3		34,450,000

	Kentucky--0.7%
6,000,000	Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/A2		6,000,000

	Maryland--0.4%
3,600,000	Maryland Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A+/NR		3,600,000

	Missouri--0.2%
1,370,000	Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,370,000

	Montana--1.1%
8,500,000	Forsyth, MT, PCR Bond (Series 1986) Daily VRDNs (Pacificorp)	BBB+/NR		8,500,000

	Multi State--0.2%
1,467,000	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/Aa3		1,467,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Nebraska--0.5%
$1,520,000	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/2/2003	NR		$1,520,517
2,170,000	Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/2/2003	NR		2,170,735

	TOTAL			3,691,252

	New York--4.3%
5,750,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	AA+/Aa2		5,750,000
3,500,000	New York City, NY, (1994 Series E-6) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	AAA/Aaa		3,500,000
500,000	New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ)	AAA/Aaa		500,000
20,100,000	New York City, NY, FR/RI (Series 2002 L24J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	NR		20,100,000
1,600,000	New York State Dormitory Authority, (Series 1990B) Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	AA+/Aa1		1,600,000
3,500,000	Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs	A-/A2		3,500,000

	TOTAL			34,950,000

	North Carolina--1.2%
9,700,000	Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/Baa2		9,700,000

	Ohio--1.9%
1,470,000	Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,470,000
4,720,000	Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,720,000
700,000	Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	AA-/Aa3		700,000
Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Ohio--continued
$6,600,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (Firstar Bank, N.A. LOC)	NR/Aa2		$6,600,000
2,055,000	Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		2,055,000

	TOTAL			15,545,000

	Oklahoma--0.1%
1,000,000	Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	BBB+/A2		1,000,000

	Pennsylvania--0.1%
1,000,000	Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/ (KBC Bank N.V. LOC)	NR/Aa3		1,000,000

	South Carolina--0.6%
4,600,000	South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC)	NR		4,600,000

	Tennessee--2.4%
3,300,000	Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		3,300,000
5,800,000	Knoxville, TN, Utilities Board, (Series 2000) Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	AAA/Aaa		5,800,000
3,000,000	Sevier County, TN, Public Building Authority, (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		3,000,000
2,480,000	Sevier County, TN, Public Building Authority, (Series IV-B-4), Daily VRDNs (Maryville, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,480,000
2,600,000	Sevier County, TN, Public Building Authority, (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,600,000
2,700,000	Sevier County, TN, Public Building Authority, (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,700,000

	TOTAL			19,880,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Texas--2.0%
$11,000,000	Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		$11,000,000
5,245,000	North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	AAA/Aaa		5,245,000

	TOTAL			16,245,000

	Utah--0.9%
7,500,000	Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	AAA/Aaa		7,500,000

	Virginia--0.6%
4,500,000	Roanoke, VA IDA, (Series 2002E) Daily VRDNs (Carilion Health System Obligated Group)	AA-/Aa3		4,500,000
440,000	Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		440,000

	TOTAL			4,940,000

	Washington--1.1%
8,850,000	Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		8,850,000

	Wisconsin--0.4%
1,500,000	Carlton, WI, Weekly VRDNs (Wisconsin Power & Light Co.)	A/Aa2		1,500,000
1,400,000	Sheboygan, WI, Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A/Aa2		1,400,000

	TOTAL			2,900,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Wyoming--2.2%
$17,900,000	Sweetwater County, WY, IDA, PCR Bond (Series 1990A) Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/Aa3		$17,900,000

	TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $372,733,495)			291,843,252

	TOTAL INVESTMENTS (IDENTIFIED COST $796,744,731)[2]			$800,496,382

Securities that are subject to federal AMT represent 13.7% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $796,743,038.

Note: The categories of investments are shown as a percentage of total net assets $(811,924,068) at March 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Pre-refunded
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $796,744,731)		$800,496,382
Cash		11,080
Income receivable		6,056,143
Receivable for investments sold		12,594,008
Receivable for shares sold		6,288,581

TOTAL ASSETS		825,446,194

Liabilities:
Payable for investments purchased	$9,101,383
Payable for shares redeemed	3,120,651
Income distribution payable	1,115,718
Accrued expenses	184,374

TOTAL LIABILITIES		13,522,126

Net assets for 400,953,910 shares outstanding		$811,924,068

Net Assets Consist of:
Paid in capital		$808,439,166
Net unrealized appreciation of investments		3,751,651
Accumulated net realized loss on investments		(267,650)
Undistributed net investment income		901

TOTAL NET ASSETS		$811,924,068

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$399,022,730 ÷ 197,048,300 shares outstanding		$2.02

Class A Shares:
$412,901,338 ÷ 203,905,610 shares outstanding		$2.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Interest			$8,062,483

Expenses:
Investment adviser fee		$1,968,965
Administrative personnel and services fee		246,777
Custodian fees		12,305
Transfer and dividend disbursing agent fees and expenses		23,304
Directors'/Trustees' fees		2,792
Auditing fees		11,001
Legal fees		3,938
Portfolio accounting fees		69,744
Distribution services fee--Class A Shares		361,546
Shareholder services fee--Class A Shares		361,546
Share registration costs		34,622
Printing and postage		15,749
Insurance premiums		820
Taxes		30,549
Miscellaneous		656

TOTAL EXPENSES		3,144,314

Waivers:
Waiver of investment adviser fee	$(1,256,578)
Waiver of distribution services fee--Class A Shares	(72,309)

TOTAL WAIVERS		(1,328,887)

Net expenses			1,815,427

Net investment income			6,247,056

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(207,747)
Net change in unrealized appreciation of investments			451,024

Net realized and unrealized gain on investments			243,277

Change in net assets resulting from operations			$6,490,333

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,247,056	$7,745,615
Net realized loss on investments	(207,747)	(60,514)
Net change in unrealized appreciation of investments	451,024	2,862,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,490,333	10,547,248

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,866,599)	(4,008,396)
Class A Shares	(2,380,115)	(3,735,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,246,714)	(7,744,264)

Share Transactions:
Proceeds from sale of shares	589,894,716	878,499,856
Net asset value of shares issued to shareholders in payment of distributions declared	2,805,365	5,090,034
Cost of shares redeemed	(431,675,276)	(433,933,368)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	161,024,805	449,656,522

Change in net assets	161,268,424	452,459,506

Net Assets:
Beginning of period	650,655,644	198,196,138

End of period (including undistributed net investment income of $901 and $559, respectively)	$811,924,068	$650,655,644

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	3/31/2003	9/30/2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.02	0.05 [2]	0.08
Net realized and unrealized gain on investments	0.00 [3]	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.06	0.09

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.08)

Net Asset Value, End of Period	$2.02	$2.02	$2.01

Total Return[4]	1.06%	2.99%	4.65%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.35%	0.10%[5]

Net investment income	2.11%[5]	2.39%[2]	3.70%[5]

Expense waiver/reimbursement[6]	0.38%[5]	0.41%	1.08%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$399,023	$323,260	$83,180

Portfolio turnover	21%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. Previously the Fund offered Institutional Shares and Institutional Service Shares. Effective February 14, 2003, the Institutional Service Shares were restructured as Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors ("Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to October 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	112,361,980	$227,138,908	194,935,623	$392,730,402
Shares issued to shareholders in payment of distributions declared	749,049	1,514,536	1,167,162	2,350,821
Shares redeemed	(75,832,558)	(153,268,048)	(77,662,850)	(156,470,236)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	37,278,471	$75,385,396	118,439,935	$238,610,987

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	179,375,079	$362,755,808	241,103,575	$485,769,454
Shares issued to shareholders in payment of distributions declared	638,321	1,290,829	1,360,047	2,739,213
Shares redeemed	(137,971,667)	(278,407,228)	(137,728,769)	(277,463,132)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	42,041,733	$85,639,409	104,734,853	$211,045,535

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	79,320,204	$161,024,805	223,174,788	$449,656,522

FEDERAL TAX INFORMATION

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $541, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2010.

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended March 31, 2003, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $489,405,000 and $416,980,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended March 31, 2003, were as follows:

Purchases	$182,651,182

Sales	$78,112,125

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P882

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

26299 (5/03)

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

CLASS A SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to introduce the first Semi-Annual Report for the Class A Shares of Federated Municipal Ultrashort Fund, which is designed for income-oriented and tax-sensitive investors. It seeks to provide current income that is exempt from federal regular income taxes by investing primarily in investment-grade, short-term municipal bonds nationwide as well as variable demand notes.1

The fund is structured to maintain a high-quality "A" or better average credit rating.2 Since its inception, the fund has held its net asset value (NAV) between $2.00 and $2.03. Its short-term portfolio, with a dollar-weighted average duration of one year or less, can offer investors a yield potential generally higher than cash accounts and money market vehicles.3,4

Investors have found the attractive yields and defensive characteristics of municipal bonds particularly appealing during recent periods of market volatility. Municipals also have been among the most stable areas of the domestic fixed-income market, in part because of the sector's strong credit fundamentals.

The fund can play several roles in your portfolio. Through its federal tax advantages, it can help you to invest "tax smart" and to keep more of what you earn from your investment. Its monthly dividends can be taken as income or reinvested to build the value of your account through compounding.3 It also can be useful for setting aside assets for future investing opportunities, and in this way is a complement to (but not a substitute for) any money market fund you own.

1 Income may be subject to the federal alternative minimum tax along with state and local taxes.

2 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risks.

3 Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. Unlike this fund, money market funds seek to maintain a stable $1.00 share value. This fund's shares will fluctuate in value.

4 Unlike this fund, money market funds seek to maintain a stable $1.00 share value.

This report covers the first half of the fund's fiscal year, which is the six-month period from October 1, 2002 through March 31, 2003. It begins with an interview with senior portfolio manager Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company. Following his discussion of the fund's performance and investment strategy are two additional items of interest: a complete listing of the fund's bond holdings, and the publication of the fund's financial statements.

At the end of the reporting period, the fund had total net assets of $811.9 million. The fund's securities had a weighted average effective maturity of 0.77 years, which places it between money market fund instruments and short-term bond funds, and held an "AA-" average portfolio credit quality rating. The fund's portfolio held 298 securities as of March 31, 2003.

We are proud to make this product, which is guided by an outstanding team of experienced fixed-income managers, available to individual investors like you. Thank you for selecting Federated Municipal Ultrashort Fund as a convenient, diversified way to earn tax-free income. Your comments and questions are always welcome, and your trust in Federated is appreciated.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2003

Investment Review

An interview with Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

How did the economic climate and interest rate environment impact the municipal ultrashort bond market over the fund's reporting period?

Concerns about U.S. military action in the Middle East and possible terrorist retaliation contributed to market volatility over the fund's six-month reporting period. The U.S. economy also failed to show clear signs of strength or direction. Due to their defensive characteristics, municipal bonds once again enjoyed high demand from both individual and institutional investors. Short-term municipal funds in particular still offer income advantages versus cash alternatives such as money market funds, which along with their lower-risk profile has boosted their appeal in the current volatile market environment. Approximately $80 billion in municipal bonds were issued during the first three months of 2003, following over $350 billion in new bond issuance in 2002.

Short-term municipal bond yields fell, however, during the fund's reporting period as result of ongoing economic weakness, the war in Iraq and a 50 basis point cut by the Federal Reserve Board (the "Fed") in November, which lowered the Federal Funds Target Rate to 1.25%. Short-term interest rates are at their lowest point in decades, and little room for further rate decline remains.

Despite a brief equity rally in March, stock prices continued to fall and bond prices rose. Short-term interest rates also exhibited significant yield volatility. The two-year Treasury note yield ranged between 2.20% and 1.35% during the reporting period, with short-term municipal bond yields generally following suit and ending the fund's reporting period at 1.35%. Municipal-to-Treasury yield ratios for the two-year maturity, however, remained very attractive as of March 31, 2003. By the end of the first quarter 2003, the AAA-rated general obligation bond yielded 92% of the two-year Treasury note.

How did the fund perform over its reporting period ended March 31, 2003?

Very well. Over the six-month reporting period, the fund's Class A Shares returned 0.84%, based on NAV.1 The fund's Lipper peer group, the Short Municipal Debt Funds category, produced a total return of 1.02% for the same period.2 The fund's benchmarks, the Lehman Brothers 1-Year Municipal Bond Index and Lipper Tax-Exempt Money Market Index, returned 1.20% and 0.34% respectively.3 The fund has maintained a duration (0.6--0.8 years) considerably shorter than that of the peer group average and the Lehman index, but longer than that of the Lipper money fund index.

The fund's goal is to provide higher income than municipal money market funds generally provide while maintaining a very low degree of share price fluctuation. The fund's NAV ranged from $2.01 to $2.03 over the reporting period, but ended the reporting period unchanged from its beginning value at $2.02.

The fund's 30-day net distribution rate on March 31, 2003, for Class A Shares was 1.46%,4 and the fund's 30-day SEC yield at offering price was 1.07% for Class A Shares.5 After a period of sharply declining interest rates, the fund's rate is significantly above direct issue securities and tax-free money market fund average yields. For example, on March 31, 2003, a high-grade, six-month maturity municipal note had a yield of only 1.05%, while the average 30-day net yield on retail tax-free money market funds was below 0.55%, illustrating the attractiveness of the fund's dividend.

Because the fund's dividend stream is exempt from federal regular income tax, the 1.48% 30-day distribution rate is equivalent to a taxable rate of 2.41% for investors in the highest federal tax bracket of 38.6%.

1 Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the period based on offering price (i.e., less any applicable sales charge) for Class A Shares was (1.12)% which reflects the 2% maximum sales charge.

2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. Indexes are unmanaged and investments cannot be made in an index.

3 The Lehman Brothers 1-Year Municipal Bond Index is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of Baa3 and that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31, 1990. The Lipper Tax-Exempt Money Market Index represent the average total return of money market funds that report to Lipper that fall into the category. Indexes are unmanaged and investments cannot be made in an index.

4 The 30-day distribution rate (yield) reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any (if applicable), by the average 30-day offering price.

5 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

What changes did you make during the reporting period in terms of the fund's duration and sector allocation?

The fund's target operating duration range is 0.4 to 1.0 years. With short-term interest rates volatile and at all-time lows, and in light of steady cash inflows into the fund, we decided to maintain the duration of the fund at or around 0.7 years. This positioning is a neutral stance relative to our operating range and reflects our wariness about the potential for higher short-term interest rates over the next six to 12 months.

Overall, we have focused on maintaining an attractive yield advantage versus municipal money market funds while preserving liquidity. The fund has invested in bank-enhanced, insured, or corporate-backed variable rate demand notes (VRDNs). VRDNs have interest rates that reset weekly, as well as a seven-day demand feature that allows the holder to tender them for principal and interest. They help provide relative stability to the fund's NAV. We also have emphasized bonds in the Electric and Gas, Industrial Development, General Obligation and Health Care sectors.

How was the fund's portfolio allocated in terms of credit quality?

As of March 31, 2003, the weighted average credit quality of the fund was "AA-" and the quality breakdown of the fund was:

Percentage of Net Assets
A-1/P-1	1.3%
A-2/P-2	4.6%
A-3	1.0%
AAA	15.0%
AA	22.3%
A	14.0%
BBB	18.6%
BB	1.3%
Non-Rated	20.5%

How were the fund's net assets allocated by sector as of March 31, 2003?

Sector	Percentage of Net Assets
Bank Enhanced (Letter of Credit)	15%
Health Care	14%
Local General Obligations	14%
Electric & Gas Utilities	14%
Insured	12%
Industrial Development and Pollution Control	8%
Education	5%
Other (Ten Sectors)	17%

How is the fund managed to achieve a yield advantage?

Our goal is to provide an income advantage consistent with total return. Over time, the majority of the fund's total return will be derived from its tax-exempt income stream, as the fund's duration is very short. The fund can achieve a yield advantage over money market funds in several ways. It owns spread-type securities, which pay more than insured or AAA-rated bonds and have more yield because of unique sector-specific risks and/or increased individual issuer risks. We do attempt to mitigate these risks through diversification and strong fundamental credit research performed by our internal municipal credit research staff. We also buy securities with durations beyond the area money market funds are permitted to own (13-month maximum). Typically, the yield curve is positively sloped and in some environments steeper than others, making it attractive from a yield perspective to go beyond this maturity limitation for added income potential.

What are your outlooks for the U.S. economy and the municipal ultrashort market and your strategy for the fund this year?

Given persistent uncertainty about the state of the U.S. economy and ongoing geopolitical risks, it seems unlikely that short-term interest rates would rise markedly, if at all, in 2003. We look for the U.S. economy to improve as the year progresses, but at a markedly slower pace than previous recoveries. We believe that the Fed will likely leave the Federal Funds Target Rate unchanged for the foreseeable future.

In this environment, we will continue to closely monitor economic and market developments, attempt to derive an appropriate duration consistent with our outlook, and maximize performance through ongoing relative value analysis of fixed and variable rate instruments.

We look for securities with favorable liquidity and structural features. Coupon protection is an important determinant of how a short-term bond fund will perform as interest rates rise. Because higher-coupon, lower-duration spread products perform best during economic recoveries, new purchases will likely concentrate on those attributes.

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--62.7%
	Alabama--2.5%
$1,855,000	Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,046,176
2,000,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.00%, 6/1/2003	A+/A1		2,004,280
2,300,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,338,433
3,045,000	DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,160,588
935,000	Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		961,077
975,000	Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,032,788
1,025,000	Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,113,827
1,075,000	Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,191,283
325,000	Huntsville, AL, Health Care Authority, Revenue Bonds, 4.00% (Huntsville Hospital System), 6/1/2003	NR/A2		326,242
2,600,000	Mobile, AL, IDB, (1994 Series A), 3.20% TOBs (International Paper Co.), Optional Tender 6/1/2003	BBB/Baa2		2,600,858
3,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds (1993 Series B), 3.50% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		3,014,220
1,000,000	Selma, AL, IDB, Revenue Bonds (Series A), 3.50% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		1,004,740

	TOTAL			20,794,512

	Alaska--1.6%
1,000,000	Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA INS), 6/1/2006	AAA/Aaa		1,095,710
10,000,000	Valdez, AK, Marine Terminal, (Series1994B), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		10,037,300
2,000,000	Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2003	A-/A3		2,002,920

	TOTAL			13,135,930

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Arizona--1.2%
$2,500,000	Maricopa County, AZ Pollution Control Corp., (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		$2,500,800
1,000,000	Maricopa County, AZ Pollution Control Corp., Refunding PCR Bonds (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,018,140
1,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,029,830
2,500,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,573,250
1,000,000	Yavapai, AZ, IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,001,800
2,000,000	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Ba1		2,009,860

	TOTAL			10,133,680

	Arkansas--0.7%
1,000,000	Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds, (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,105,780
1,000,000	Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2003	BBB/NR		1,002,090
2,500,000	Fayetteville, AR, Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,620,400
720,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A/NR		723,744
310,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		319,836

	TOTAL			5,771,850

	California--4.8%
1,000,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,072,070
10,000,000	California State, (Series B), 2.50% RANs, 6/27/2003	SP-2/MIG-2		10,018,839
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	California--continued
$5,000,000	California State, GO Tax Exempt Notes, 1.40% CP, Mandatory Tender 4/10/2003	A-2/F-1+		$5,000,000
4,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		4,130,120
1,000,000	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,019,570
1,700,000	Golden State Tobacco Securitization Corp., CA, (Series A-2), 06/01/2042	A/A1		1,700,000
7,000,000	Golden State Tobacco Securitization Corp., CA, (Series A-4), 06/01/2042	A/A1		7,000,000
2,500,000	Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2005	NR/A2		2,620,850
1,000,000	Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003), 4.00% (Measure B Transportation Improvement Program), 8/1/2006	NR/A2		1,057,260
3,405,000	Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		3,422,331
600,000	Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		603,054
1,320,000	Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,342,678

	TOTAL			38,986,772

	Colorado--1.1%
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA/Aa2		1,009,850
1,000,000	Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,031,310
2,000,000	Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,029,060
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Colorado--continued
$1,670,000	Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		$1,700,043
3,000,000	Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,001,920

	TOTAL			8,772,183

	Connecticut--0.2%
1,500,000	Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/Aa3		1,583,670

	Delaware--0.5%
4,000,000	Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,319,160

	District of Columbia--0.2%
1,365,000	District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,474,186

	Florida--1.9%
1,500,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,522,320
1,400,000	Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,389,010
1,960,000	Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,958,510
3,000,000	Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A-/A3		3,066,480
500,000	Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		520,290
1,145,000	Lee County, FL, IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,220,719
750,000	Martin County, FL, Health Facilities Authority, Revenue Bonds (Series 2002A), 3.10% (Martin Memorial Medical Center), 11/15/2003	BBB+/NR		754,380
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Florida--continued
$1,245,000	Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		$1,378,539
1,525,000	Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A/NR		1,557,925
915,000	Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		920,270
795,000	Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		795,469

	TOTAL			15,083,912

	Georgia--3.1%
1,365,000	Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS), 12/1/2004	AAA/Aaa		1,437,249
10,000,000	Burke County, GA Development Authority, (Georgia Power Co.), (Series 1994), 35-Day Auction Rate Notes	A/A2		10,000,000
1,720,000	De Kalb County, GA, 5.50%, 1/1/2004	AA+/Aaa		1,760,712
3,390,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,392,678
6,300,000	East Point, GA, 2.75% TANs, 12/31/2003	NR		6,346,742
1,750,000	Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,941,415

	TOTAL			24,878,796

	Hawaii--0.1%
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	BBB+/Baa1		1,008,970

	Idaho--0.4%
3,000,000	Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC), Mandatory Tender 3/27/2006	NR/A1		3,052,260

	Illinois--3.3%
2,975,000	Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		3,049,405
4,000,000	Chicago, IL, Gas Supply Revenue (Series B), 1.40% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 6/26/2003	A-2/VMIG-1		4,000,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Illinois--continued
$15,000,000	Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series B), (MBIA INS) Weekly Auction Rate Notes	AAA/Aaa		$15,000,000
800,000	Illinois Development Finance Authority, Revenue Notes (Series 2002A), 2.50% RANs (Dominican University), 7/24/2003	SP-1		802,336
1,200,000	Illinois Development Finance Authority, Revenue Notes (Series 2002D), 2.50% RANs (National University Health Services)/(American National Bank & Trust LOC), 7/24/2003	SP-1		1,203,504
920,000	Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		933,653
2,000,000	Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas SA LOC), 2/1/2004	AA-/NR		2,046,780

	TOTAL			27,035,678

	Indiana--1.5%
2,320,000	Indiana Development Finance Authority, PCR Refunding Bonds (Series B), 2.50% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 4/30/2003	BBB+/Baa1		2,319,907
5,000,000	Indiana Development Finance Authority, PCR Refunding Bonds (Series B), 2.50% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 4/30/2003	BBB+/Baa1		4,999,800
1,500,000	Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		1,504,440
1,140,000	Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,162,971
400,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		406,128
845,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		918,921
1,100,000	Noblesville, IN Redevelopment Authority, 1.50%, 9/15/2003	NR		1,099,747

	TOTAL			12,411,914

	Iowa--0.4%
1,260,000	Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		1,298,367
1,850,000	Iowa Higher Education Loan Authority, RANs (Series 2002C), 3.25% (Coe College), 5/23/2003	SP-1		1,854,551

	TOTAL			3,152,918

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Kansas--0.8%
$3,000,000	Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		$3,101,070
120,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		123,340
125,000	Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		132,216
1,250,000	Johnson County, KS, Unified School District No. 233, Refunding UT GO Bond, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,294,625
1,082,000	La Cygne, KS, Environmental Improvement Revenue Refunding Bonds (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,104,365
350,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		377,465
250,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		269,835

	TOTAL			6,402,916

	Kentucky--0.2%
340,000	Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA/Aa2		343,604
1,645,000	Kentucky Infrastructure Authority, Revenue Bonds (Series 2001A), 4.00%, 6/1/2003	AA-/Aa3		1,652,995

	TOTAL			1,996,599

	Louisiana--1.2%
500,000	Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		537,185
2,000,000	Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 4.00% (Radian Asset Assurance INS), 12/15/2003	AA/NR		2,034,140
5,000,000	St. Charles Parish, LA, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,091,200
1,800,000	West Feliciana Parish, LA, PCR Bonds, 7.70% (Entergy Gulf States, Inc.), 12/1/2014, Callable 6/1/2003 @102	BB+/Ba1		1,841,724

	TOTAL			9,504,249

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Maryland--0.5%
$2,700,000	Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		$2,841,318
1,000,000	Maryland Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,015,900

	TOTAL			3,857,218

	Massachusetts--2.3%
3,250,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,441,880
400,000	Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		429,024
605,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		621,287
750,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2003	BBB/Baa2		750,855
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		1,018,750
3,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		3,136,170
2,000,000	Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,086,580
7,000,000	Nashoba, MA Regional School District, 3.00% BANs, 12/4/2003	NR		7,088,900

	TOTAL			18,573,446

	Michigan--2.9%
2,500,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,714,875
11,025,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AA/A1		11,339,654
2,000,000	Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,120,600
505,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 3.00% (Henry Ford Health System, MI), 3/1/2004	A-/A1		510,828
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		$1,053,450
1,130,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,210,049
250,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		255,040
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	NR/Baa1		926,554
900,000	Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		914,571
2,000,000	University of Michigan, Revenue Refunding Bonds, 5.00%, 4/1/2006	AA+/Aaa		2,188,860

	TOTAL			23,234,481

	Minnesota--0.2%
1,400,000	Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,498,756

	Missouri--3.6%
895,000	Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		935,570
1,560,000	Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,615,240
705,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		706,889
9,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 35-Day Auction Rate Notes	BBB+/A2		9,000,000
5,500,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), Weekly Auction Rate Notes	BBB+/A2		5,500,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Missouri--continued
$5,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), Weekly Auction Rate Notes	BBB+/A2		$5,000,000
1,000,000	Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), Weekly Auction Rate Notes	BBB+/A2		1,000,000
2,000,000	Missouri State HEFA, Educational Facilities Revenue Bonds (Series 1998B), 4.40% TOBs (Rockhurst High School)/(Allied Irish Banks PLC LOC), Optional Tender 6/1/2003	NR/Aa3		2,009,800
3,100,000	Missouri State HEFA, Revenue Anticipation Notes (Series 2002G), 2.75% RANs (Stephens College)/ (Comerica Bank LOC), 4/18/2003	SP-1		3,101,891
800,000	Osage Beach, MO, Combined Waterworks and System Revenue Bonds (Series 2002), 4.00%, 12/1/2003	NR		801,448

	TOTAL			29,670,838

	Nebraska--0.4%
2,500,000	Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG-1		2,538,050
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,059,440

	TOTAL			3,597,490

	Nevada--0.7%
2,000,000	Clark County, NV, School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		2,090,400
3,500,000	Clark County, NV, IRDBs (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		3,504,305

	TOTAL			5,594,705

	New Hampshire--0.2%
1,790,000	New Hampshire Higher Educational & Health Facilities Authority, (Series 2002D), 3.25% RANs (RiverWoods Co. at Exeter)/(Citizens Bank of Massachusetts LOC), 5/2/2003	SP-1+/MIG-1		1,792,882

	New Jersey--2.4%
3,000,000	Asbury Park, NJ, 2.80% TANs, 4/24/2003	NR		3,002,610
4,000,000	Bayonne, NJ, 2.75% TANs, 7/29/2003	NR		4,022,720
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	New Jersey--continued
$2,500,000	Bayonne, NJ, 3.00% BANs, 7/11/2003	NR		$2,513,625
2,500,000	Essex County, NJ Utilities Authority, 3.00% BANs (Essex County, NJ GTD), 11/25/2003	MIG-2/BBB		2,515,575
1,710,000	Keansburg, NJ, 3.00% BANs, 10/23/2003	NR		1,726,502
2,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 3.00% (Stevens Institute of Technology), 7/1/2003	A-/Baa1		2,006,940
1,275,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa1		1,310,687
750,000	New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa1		781,560
1,548,400	South Amboy, NJ, 3.00% BANs, 8/7/2003	NR		1,558,945

	TOTAL			19,439,164

	New Mexico--0.5%
2,800,000	Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,932,468
1,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,012,930

	TOTAL			3,945,398

	New York--3.8%
1,455,000	Dutchess County, NY, IDA, Revenue Bonds, 1.80% (Marist College), 7/1/2003	NR/Baa1		1,456,804
1,000,000	Dutchess County, NY, IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		1,011,010
1,115,000	Dutchess County, NY, IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,128,313
2,175,000	Dutchess County, NY, IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,204,776
5,740,000	Mt. Vernon, NY City School District, 2.625% TANs, 8/28/2003	NR		5,764,510
500,000	Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore Health System Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR		500,855
3,000,000	New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,202,530
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	New York--continued
$1,015,000	New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		$1,016,807
6,650,000	Niagara Falls, NY, City School District, 2.50% RANs, 10/10/2003	NR		6,680,590
7,500,000	Yonkers, NY, 2.75% RANs, 6/13/2003	NR		7,525,200

	TOTAL			30,491,395

	North Carolina--0.1%
1,000,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,050,510

	Ohio--3.9%
1,085,000	Beavercreek, OH Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,128,031
500,000	Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services) Mandatory Tender 7/1/2006	BBB/NR		499,790
1,240,000	Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	NR/A1		1,245,704
1,020,000	Franklin County, OH, IDA, Revenue Bonds, 1.40% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 9/1/2003	NR		1,020,031
2,369,415	Garfield Heights, OH, 3.07% BANs, 7/24/2003	NR		2,383,110
5,300,000	Jefferson County, OH, (Series 1), 2.70% BANs, 11/13/2003	NR		5,345,739
900,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA/NR		904,293
3,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,152,640
2,100,000	Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,102,184
1,625,000	Nelsonville, OH, 1.80% BANs, 3/4/2004	NR		1,630,915
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Ohio--continued
$1,000,000	Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2003	BBB-/Baa3		$1,004,950
2,000,000	Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		2,005,240
4,000,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.60% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2003	BBB/Baa1		4,010,960
2,000,000	Ohio State Water Development Authority PCR Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		1,993,780
1,000,000	Ohio State Water Development Authority PCR Bonds, (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,010,550
2,000,000	Ohio State Water Development Authority, PCR Bonds, (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		1,996,820
500,000	Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		500,090

	TOTAL			31,934,827

	Oklahoma--0.5%
2,000,000	Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,012,460
2,000,000	Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,079,760

	TOTAL			4,092,220

	Oregon--0.4%
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,036,490
1,025,000	Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA INS), 1/1/2004	AAA/Aaa		1,039,842
1,050,000	Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA INS), 1/1/2005	AAA/Aaa		1,079,390

	TOTAL			3,155,722

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Pennsylvania--3.9%
$1,600,000	Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		$1,630,688
2,205,000	Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,316,198
2,400,000	Fayette County, PA, 2.05% TRANs, 12/31/2003	NR		2,403,936
4,000,000	Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,168,760
3,385,000	Northampton County, PA, IDA, 1.30% CP (American Water Capital Corp.), Mandatory Tender 4/7/2003	BBB+/Baa1		3,385,000
325,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		328,042
400,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		405,636
3,500,000	Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.35% TOBs 7/1/2003	AAA/Aaa		3,507,700
1,235,000	Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 5.25% (Marywood University)/(MBIA INS), 6/1/2003	AAA/Aaa		1,243,522
3,900,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2003	NR/Aa3		3,934,905
1,750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,839,478
1,000,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,019,340
320,000	Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		334,246
2,000,000	Sto Rox, PA, School District, 3.00% TRANs, 6/30/2003	NR		2,006,820
655,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 3.50% (Monongahela Valley Hospital), 6/1/2003	NR/A3		657,037
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Pennsylvania--continued
$690,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		$707,567
600,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		627,492
755,000	Washington County, PA, Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		804,128

	TOTAL			31,320,495

	Rhode Island--1.7%
6,500,000	Johnston, RI, (2002 Series), 3.00% BANs, 6/19/2003	NR		6,519,240
5,000,000	Pawtucket, RI, Public Buildings Authority, 2.75% BANs, 7/1/2003	NR		5,017,300
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.00% (Lifespan Obligated Group), 8/15/2003	BBB/Baa2		1,006,560
1,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,025,490

	TOTAL			13,568,590

	South Carolina--0.7%
2,000,000	Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,055,860
2,000,000	Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,059,680
1,100,000	South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,202,971

	TOTAL			5,318,511

	South Dakota--0.5%
2,880,000	South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		3,020,918
500,000	South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		524,465
555,000	South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/ (AMBAC INS), 7/1/2004	AAA/Aaa		572,494

	TOTAL			4,117,877

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Tennessee--1.7%
$740,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		$741,510
710,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		722,226
1,760,000	Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,803,912
640,000	Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		650,515
290,000	Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		298,839
3,690,000	Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,980,255
3,000,000	Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2004 PRF	AAA/#Aaa		3,333,420
1,000,000	Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,038,830
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2003	BBB+/NR		608,844
400,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		415,764
600,000	Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		640,356

	TOTAL			14,234,471

	Texas--2.2%
1,500,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		1,480,305
1,000,000	Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.80% TOBs (TXU Energy), Mandatory Tender 4/1/2003	BBB/Baa2		1,000,000
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Texas--continued
$350,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		$353,413
915,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		936,457
1,000,000	Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,058,420
1,000,000	Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		1,044,720
1,000,000	Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,060,080
1,500,000	Lewisville, TX, TANs (Series 2001), 4.00%, 2/15/2004	NR		1,528,005
3,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB/Baa2		3,003,720
1,750,000	North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		1,876,228
750,000	Socorro, TX, ISD, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		778,020
1,000,000	Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		1,015,340
1,205,000	Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA INS), 11/1/2004	NR/Aaa		1,256,357
1,000,000	University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,113,210

	TOTAL			17,504,275

	Utah--2.0%
1,000,000	Box Elder County, UT, IDA, (Series 2003), 1.65% TOBs (Nucor Corp.), Optional Tender 9/1/2003	A-1/VM1G-1		1,000,300
3,300,000	Box Elder County, UT, PCR Bonds, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	A-1/VM1G-1		3,349,962
6,000,000	Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2006	AAA/Aaa		6,600,300
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Utah--continued
$1,000,000	Intermountain Power Agency, UT, Power Supply Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2007	AAA/Aaa		$1,109,330
2,180,000	Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,255,101
1,500,000	Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,595,430

	TOTAL			15,910,423

	Virginia--0.5%
1,000,000	Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,040,500
3,000,000	Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	BBB+/A3		3,041,460

	TOTAL			4,081,960

	Washington--0.4%
3,000,000	Washington State, Various Purpose Refunding UT GO Bonds (Series 2002R), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		3,137,910

	Wisconsin--0.6%
2,000,000	Pleasant Prairie, WI, Water & Sewer System, Bond Anticipation Notes, 4.00%, 10/1/2007	NR/A3		2,086,620
1,000,000	Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+/NR		1,013,610
1,150,000	Wisconsin State HEFA, Refunding Revenue Bonds, 4.00% (Wheaton Franciscan Services), 8/15/2003	A/A2		1,160,902
150,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		151,284
120,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		124,532
130,000	Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		137,840

	TOTAL			4,674,788

	Wyoming--0.4%
3,350,000	Albany County, WY, PCR Bonds (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		3,354,623

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $424,011,236)			508,653,130

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--35.9%
	Alabama--1.9%
$4,000,000	Columbia, AL, IDB, PCR (1995 Series C) Daily VRDNs (Alabama Power Co.)	A/A2		$4,000,000
3,500,000	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000	Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	AA-/NR		8,000,000

	TOTAL			15,500,000

	Arizona--0.9%
4,000,000	Apache County, AZ, IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	AA-/Aa2		4,000,000
1,450,000	Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A/NR		1,450,000
1,450,000	Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A/NR		1,450,000

	TOTAL			6,900,000

	California--3.3%
27,000,000	Riverside County, CA, Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/ (Commerzbank AG, Frankfurt LOC)	NR/A2		27,000,000

	District of Columbia--0.2%
2,000,000	District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/Aa2		2,000,000

	Florida--0.4%
2,000,000	Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A/A2		2,000,000
1,225,000	Orange County, FL Educational Facilities Authority, (Series 2001) Daily VRDNs (Rollins College)/(Bank of America N.A. LOC)	NR/Aa1		1,225,000

	TOTAL			3,225,000

	Georgia--3.3%
8,500,000	Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ)	AAA/Aaa		8,500,000
850,000	Bibb County, GA Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	BBB/NR		850,000
Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Georgia--continued
$1,205,000	Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/Aaa		$1,205,000
8,000,000	Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A+/NR		8,000,000
8,075,000	Macon-Bibb County, GA Hospital Authority (Series 2000) Daily VRDNS (Central Georgia Seniro Health Inc.)/(Sun Trust Bank LOC)	A+/NR		8,075,000

	TOTAL			26,630,000

	Idaho--0.3%
2,500,000	Boise City, ID Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	BBB+/NR		2,500,000

	Illinois--0.5%
4,000,000	Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A+/NR		4,000,000

	Indiana--4.2%
34,450,000	Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	AA/Aa3		34,450,000

	Kentucky--0.7%
6,000,000	Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/A2		6,000,000

	Maryland--0.4%
3,600,000	Maryland Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A+/NR		3,600,000

	Missouri--0.2%
1,370,000	Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,370,000

	Montana--1.1%
8,500,000	Forsyth, MT, PCR Bond (Series 1986) Daily VRDNs (Pacificorp)	BBB+/NR		8,500,000

	Multi State--0.2%
1,467,000	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/Aa3		1,467,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Nebraska--0.5%
$1,520,000	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/2/2003	NR		$1,520,517
2,170,000	Douglas County, NE, Variable Rate Demand IDRB, 3.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/2/2003	NR		2,170,735

	TOTAL			3,691,252

	New York--4.3%
5,750,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	AA+/Aa2		5,750,000
3,500,000	New York City, NY, (1994 Series E-6) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	AAA/Aaa		3,500,000
500,000	New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ)	AAA/Aaa		500,000
20,100,000	New York City, NY, FR/RI (Series 2002 L24J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	NR		20,100,000
1,600,000	New York State Dormitory Authority, (Series 1990B) Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	AA+/Aa1		1,600,000
3,500,000	Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs	A-/A2		3,500,000

	TOTAL			34,950,000

	North Carolina--1.2%
9,700,000	Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	BBB/Baa2		9,700,000

	Ohio--1.9%
1,470,000	Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,470,000
4,720,000	Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,720,000
700,000	Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	AA-/Aa3		700,000
Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Ohio--continued
$6,600,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (Firstar Bank, N.A. LOC)	NR/Aa2		$6,600,000
2,055,000	Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		2,055,000

	TOTAL			15,545,000

	Oklahoma--0.1%
1,000,000	Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	BBB+/A2		1,000,000

	Pennsylvania--0.1%
1,000,000	Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/ (KBC Bank N.V. LOC)	NR/Aa3		1,000,000

	South Carolina--0.6%
4,600,000	South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC)	NR		4,600,000

	Tennessee--2.4%
3,300,000	Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		3,300,000
5,800,000	Knoxville, TN, Utilities Board, (Series 2000) Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	AAA/Aaa		5,800,000
3,000,000	Sevier County, TN, Public Building Authority, (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		3,000,000
2,480,000	Sevier County, TN, Public Building Authority, (Series IV-B-4), Daily VRDNs (Maryville, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,480,000
2,600,000	Sevier County, TN, Public Building Authority, (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,600,000
2,700,000	Sevier County, TN, Public Building Authority, (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/Aaa		2,700,000

	TOTAL			19,880,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Texas--2.0%
$11,000,000	Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		$11,000,000
5,245,000	North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ)	AAA/Aaa		5,245,000

	TOTAL			16,245,000

	Utah--0.9%
7,500,000	Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	AAA/Aaa		7,500,000

	Virginia--0.6%
4,500,000	Roanoke, VA IDA, (Series 2002E) Daily VRDNs (Carilion Health System Obligated Group)	AA-/Aa3		4,500,000
440,000	Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		440,000

	TOTAL			4,940,000

	Washington--1.1%
8,850,000	Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	BBB/NR		8,850,000

	Wisconsin--0.4%
1,500,000	Carlton, WI, Weekly VRDNs (Wisconsin Power & Light Co.)	A/Aa2		1,500,000
1,400,000	Sheboygan, WI, Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A/Aa2		1,400,000

	TOTAL			2,900,000

Principal Amount		Credit Rating	[1]	Value
	VARIABLE RATE DEMAND NOTES--continued
	Wyoming--2.2%
$17,900,000	Sweetwater County, WY, IDA, PCR Bond (Series 1990A) Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/Aa3		$17,900,000

	TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $372,733,495)			291,843,252

	TOTAL INVESTMENTS (IDENTIFIED COST $796,744,731)[2]			$800,496,382

Securities that are subject to federal AMT represent 13.7% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $796,743,038.

Note: The categories of investments are shown as a percentage of total net assets $(811,924,068) at March 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Pre-refunded
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $796,744,731)		$800,496,382
Cash		11,080
Income receivable		6,056,143
Receivable for investments sold		12,594,008
Receivable for shares sold		6,288,581

TOTAL ASSETS		825,446,194

Liabilities:
Payable for investments purchased	$9,101,383
Payable for shares redeemed	3,120,651
Income distribution payable	1,115,718
Accrued expenses	184,374

TOTAL LIABILITIES		13,522,126

Net assets for 400,953,910 shares outstanding		$811,924,068

Net Assets Consist of:
Paid in capital		$808,439,166
Net unrealized appreciation of investments		3,751,651
Accumulated net realized loss on investments		(267,650)
Undistributed net investment income		901

TOTAL NET ASSETS		$811,924,068

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$399,022,730 ÷ 197,048,300 shares outstanding		$2.02

Class A Shares:
$412,901,338 ÷ 203,905,610 shares outstanding		$2.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Interest			$8,062,483

Expenses:
Investment adviser fee		$1,968,965
Administrative personnel and services fee		246,777
Custodian fees		12,305
Transfer and dividend disbursing agent fees and expenses		23,304
Directors'/Trustees' fees		2,792
Auditing fees		11,001
Legal fees		3,938
Portfolio accounting fees		69,744
Distribution services fee--Class A Shares		361,546
Shareholder services fee--Class A Shares		361,546
Share registration costs		34,622
Printing and postage		15,749
Insurance premiums		820
Taxes		30,549
Miscellaneous		656

TOTAL EXPENSES		3,144,314

Waivers:
Waiver of investment adviser fee	$(1,256,578)
Waiver of distribution services fee--Class A Shares	(72,309)

TOTAL WAIVERS		(1,328,887)

Net expenses			1,815,427

Net investment income			6,247,056

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(207,747)
Net change in unrealized appreciation of investments			451,024

Net realized and unrealized gain on investments			243,277

Change in net assets resulting from operations			$6,490,333

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,247,056	$7,745,615
Net realized loss on investments	(207,747)	(60,514)
Net change in unrealized appreciation of investments	451,024	2,862,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,490,333	10,547,248

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,866,599)	(4,008,396)
Class A Shares	(2,380,115)	(3,735,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,246,714)	(7,744,264)

Share Transactions:
Proceeds from sale of shares	589,894,716	878,499,856
Net asset value of shares issued to shareholders in payment of distributions declared	2,805,365	5,090,034
Cost of shares redeemed	(431,675,276)	(433,933,368)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	161,024,805	449,656,522

Change in net assets	161,268,424	452,459,506

Net Assets:
Beginning of period	650,655,644	198,196,138

End of period (including undistributed net investment income of $901 and $559, respectively)	$811,924,068	$650,655,644

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	3/31/2003	9/30/2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.02	0.04 [2]	0.07
Net realized and unrealized gain on investments	0.00 [3]	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.08

Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.07)

Net Asset Value, End of Period	$2.02	$2.02	$2.01

Total Return[4]	0.84%	2.56%	4.31%

Ratios to Average Net Assets:

Expenses	0.80%[5]	0.78%	0.45%[5]

Net investment income	1.65%[5]	1.98%[2]	3.47%[5]

Expense waiver/reimbursement[6]	0.43%[5]	0.48%	1.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$412,901	$327,396	$115,016

Portfolio turnover	21%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. Previously the Fund offered Institutional Shares and Institutional Service Shares. Effective February 14, 2003, the Institutional Service Shares were restructured as Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors ("Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to October 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	112,361,980	$227,138,908	194,935,623	$392,730,402
Shares issued to shareholders in payment of distributions declared	749,049	1,514,536	1,167,162	2,350,821
Shares redeemed	(75,832,558)	(153,268,048)	(77,662,850)	(156,470,236)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	37,278,471	$75,385,396	118,439,935	$238,610,987

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	179,375,079	$362,755,808	241,103,575	$485,769,454
Shares issued to shareholders in payment of distributions declared	638,321	1,290,829	1,360,047	2,739,213
Shares redeemed	(137,971,667)	(278,407,228)	(137,728,769)	(277,463,132)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	42,041,733	$85,639,409	104,734,853	$211,045,535

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	79,320,204	$161,024,805	223,174,788	$449,656,522

FEDERAL TAX INFORMATION

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $541, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2010.

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended March 31, 2003, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $489,405,000 and $416,980,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended March 31, 2003, were as follows:

Purchases	$182,651,182

Sales	$78,112,125

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P874

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28391 (5/03)